RISKS AND CONCENTRATION (Details)	12 Months Ended
Dec. 31, 2015
Revenues [Member]
Concentration Risk [Line Items]
Base of risk percentage for customers	10.00%
Accounts receivable [Member]
Concentration Risk [Line Items]
Base of risk percentage for customers	10.00%